Basis of Presentation and Summary of Significant Accounting Policies Cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash paid for interest	$ 98.9	$ 136.3	$ 163.8
Cash paid for taxes, net of refunds	$ 134.1	$ 93.1	$ 107.8